Convertible notes payable related parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 27, 2020
Warrants							$ 658,667
Korr Value Converted	$ 261,111		$ 261,111		$ 261,111
Amortization of debt discount			95,127
Interest expense			6,019		0	$ 26,703
Convertible notes payable	$ 0		$ 0		4,475,260	1,947,945	$ 288,889
Amortization of debt discounts					95,127
9 Madison converted					110,000
Convertible notes payable					$ 0	$ 275,984
Common stock, Issued	206,082,652		206,082,652		184,266,934	140,018,383
Interest paid KORR Value	$ 745,728	$ 267,681	$ 1,480,781	$ 448,683	$ 1,457,900	$ 391,781
Convertible Note Payable [Member]
Convertible Notes Issue					$ 0	550,000
Convertible notes payable						275,984
Convertible Note Payable [Member] | September 2,2020
Convertible notes payable						110,000
Convertible Note Payable [Member] | Aggregate purchase [Member]
Convertible Notes Issue						$ 495,000
9 Madison Inc [Member]
Common stock, Issued					458,709	440,000
Accrued interest					$ 4,677
Accrued Interest or interest payable	$ 4,677		$ 4,677
Face Value [Member]
Convertible notes payable						$ 660,000
Face Value [Member] | Convertible Note Payable [Member]
Convertible notes payable					$ 0	371,111
Face Value [Member] | 9 Madison Inc [Member]
Convertible notes payable						$ 110,000
K O R R Value L P [Member]
Common stock, Issued	1,115,638		1,115,638		1,115,638	1,151,515
Accrued Interest or interest payable	$ 17,798		$ 17,798
Accrued interest					$ 17,798
KORR Value [Member]
Interest paid KORR Value						$ 13,183
9 Madison Inc | Convertible Note Payable [Member] | Aggregate purchase [Member]
Convertible Notes Issue						$ 100,000